Income tax recovery and deferred tax assets and liabilities - The expected income tax recovery to the actual income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax recovery and deferred tax assets and liabilities
Loss before tax	$ (41,325,985)	$ (63,079,457)	$ (23,291,823)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery at the statutory tax rate	$ (11,158,016)	$ (17,031,453)	$ (6,288,792)
Lower rate on foreign subsidiaries	(11,566)	48,161	13,932
Change in estimates	15,204	(115,603)	141,562
Non-deductible items	4,611,226	10,299,823	1,920,654
Share issue costs and other	(1,138,691)	(1,372,262)	(281,953)
Temporary differences not recognized	16,905,375	8,138,782	4,415,472
Income tax recovery	$ 850	$ (32,552)	$ (79,125)